Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summarized Statements of Financial Position (Details) - CAD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Total invested assets	$ 459,928	$ 442,497
Reinsurance contract held assets	60,881	59,015
Other assets	104,251	100,333
Segregated funds net assets	461,254	435,988
Liabilities
Insurance contract liabilities, excluding those for account of segregated fund holders	411,532	396,401
Investment contract liabilities	14,137	13,498
Other liabilities	26,998	24,936
Long-term debt	7,685	6,629
Capital instruments	6,990	7,532
Insurance contract liabilities for account of segregated fund holders	129,006	126,545
Investment contract liabilities for account of segregated fund holders	332,248	309,443
Cash and cash equivalents	(26,703)	(25,789)	$ (20,338)
JHUSA
Assets
Total invested assets	107,703	112,570
Reinsurance contract held assets	49,463	46,811
Other assets	11,995	11,712
Segregated funds net assets	224,457	218,909
Liabilities
Insurance contract liabilities, excluding those for account of segregated fund holders	146,300	148,828
Investment contract liabilities	6,131	5,260
Other liabilities	7,471	9,953
Long-term debt	7,685	6,629
Capital instruments	6,342	6,884
Insurance contract liabilities for account of segregated fund holders	57,115	58,137
Investment contract liabilities for account of segregated fund holders	167,341	160,772
Non-Guarantor Subsidiaries
Assets
Reinsurance contract held assets	9,542	9,689
Other assets	3,866	3,227
Liabilities
Insurance contract liabilities, excluding those for account of segregated fund holders	(22)	(943)
Investment contract liabilities	606	632
Other liabilities	1,737	2,443
Cash and cash equivalents	$ (908)	$ (2,422)